Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
United States	$ 286	$ 275	$ 125
Current Income Tax Expense Total	6,231	7,795	23,859
Deferred:
Deferred Income Tax Expense (Benefit)	4,311	15,297	(64,655)
Total	10,542	23,092	(40,796)
All Other Foreign
Current:
Foreign	5,945	7,520	23,734
Deferred:
Foreign	$ 4,311	$ 15,297	$ (64,655)